Long-Term Debt (Tables)	6 Months Ended
Jun. 30, 2022
Long-Term Debt and Trust Preferred Securities [Abstract]
Long-Term Debt [text block table]
Long-term debt
in € m.	Jun 30, 2022	Dec 31, 2021
Senior debt:
Bonds and notes
Fixed rate	62,926	63,446
Floating rate	15,657	18,182
Other	53,682	53,960
Subordinated debt:
Bonds and notes
Fixed rate	9,839	7,191
Floating rate	1,526	1,412
Other	293	293
Total long-term debt	143,924	144,485